Dec. 13, 2023

GABELLI ETFs TRUST
Gabelli Growth Innovators ETF (the “Growth Innovators Fund”)
Gabelli Financial Services Opportunities ETF (the “Financial Services Fund”)

Gabelli Love Our Planet & People ETF (the “Love Our Planet Fund”)
Gabelli Automation ETF (the “Automation Fund”)
Gabelli Commercial Aerospace & Defense ETF (the “Aerospace & Defense Fund”)
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 13, 2023, to the Funds’ Prospectus dated April 28, 2023, as supplemented and amended to date

Effective immediately, on page 8, in the summary section of the Prospectus for the Growth Innovators Fund, under the heading “Other Information,” the paragraph under the subheading “Purchase and Sale of Fund Shares” is hereby deleted in its entirety and replaced with the following:

“The Fund is an actively managed exchange-traded Fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed and traded on a national securities exchange, and individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the Fund may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). The Fund will only issue or redeem shares that have been aggregated into blocks of 5,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.”

Effective immediately, on page 15, in the summary section of the Prospectus for the Financial Services Fund, under the heading “Other Information,” the paragraph under the subheading “Purchase and Sale of Fund Shares” is hereby deleted in its entirety and replaced with the following:

“The Fund is an actively managed exchange-traded Fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed and traded on a national securities exchange, and individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the Fund may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). The Fund will only issue or redeem shares that have been aggregated into blocks of 5,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.”

Effective immediately, on page 40, in the summary section of the Prospectus for the Love Our Planet Fund, under the heading “Other Information,” the paragraph under the subheading “Purchase and Sale of Fund Shares” is hereby deleted in its entirety and replaced with the following:

“The Fund is an actively managed exchange-traded Fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed and traded on a national securities exchange, and individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the Fund may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). The Fund will only issue or redeem shares that have been aggregated into blocks of 5,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.”

Effective immediately, on page 48, in the summary section of the Prospectus for the Automation Fund, under the heading “Other Information,” the paragraph under the subheading “Purchase and Sale of Fund Shares” is hereby deleted in its entirety and replaced with the following:

“The Fund is an actively managed exchange-traded Fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed and traded on a national securities exchange, and individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the Fund may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). The Fund will only issue or redeem shares that have been aggregated into blocks of 5,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.”

Effective immediately, on page 55, in the summary section of the Prospectus for the Aerospace and Defense Fund, under the heading “Other Information,” the paragraph under the subheading “Purchase and Sale of Fund Shares” is hereby deleted in its entirety and replaced with the following:

“The Fund is an actively managed exchange-traded Fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed and traded on a national securities exchange, and individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the Fund may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). The Fund will only issue or redeem shares that have been aggregated into blocks of 5,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.”

Effective immediately, on page 86 of the Prospectus, under the heading “PRICING OF FUND SHARES,” the fourth paragraph is hereby deleted in its entirety and replaced with the following:

“The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Funds that have commenced operations and such Funds’ NAV. NAV is the price at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The market price of a Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s market price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the value of its portfolio holdings. The market price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and market price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the relevant Funds for the most recently completed calendar year ended December 31, 2022, and the first, second, and third quarters of 2023. The information for the Aerospace & Defense Fund shows the frequency of distributions of premiums and discounts for the period January 3, 2023 (commencement of operations) through September 30, 2023.

Because shares of the Funds may trade at a premium or discount, as demonstrated by the tables above, shareholders may pay more than NAV when they buy shares of the Funds and receive less than NAV when they sell those shares, because the shares are bought and sold at current market prices.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this Supplement for reference.
Gabelli Growth Innovators ETF

Growth Innovators Fund

Premium/Discount	# of Days	% of Days
Fiscal Year Ended December 31, 2022
Premium	123	49.0%
Discount	125	49.8%
At NAV	3	1.2%
Q1 2023
Premium	21	33.9%
Discount	40	64.5%
At NAV	1	1.6%
Q2 2023
Premium	32	51.6%
Discount	30	48.4%
At NAV	0	0.0%
Q3 2023
Premium	31	49.2%
Discount	32	50.8%
At NAV	0	0.0%

Gabelli Financial Services Opportunities ETF

Financial Services Opportunities Fund

Premium/Discount	# of Days	% of Days
Fiscal Year Ended December 31, 2022
Premium	83	50.9%
Discount	78	47.9%
At NAV	2	1.2%
Q1 2023
Premium	24	38.7%
Discount	37	59.7%
At NAV	1	1.6%
Q2 2023
Premium	46	74.2%
Discount	16	25.8%
At NAV	0	0.0%
Q3 2023
Premium	44	69.8%
Discount	19	30.2%
At NAV	0	0.0%

Gabelli Love Our Planet & People ETF

Love Our Planet Fund

Premium/Discount	# of Days	% of Days
Fiscal Year Ended December 31, 2022
Premium	125	49.8%
Discount	126	50.2%
At NAV	0	0.0%
Q1 2023
Premium	28	45.2%
Discount	34	54.8%
At NAV	0	0.0%
Q2 2023
Premium	30	48.4%
Discount	30	48.4%
At NAV	2	3.2%
Q3 2023
Premium	35	55.6%
Discount	28	44.4%
At NAV	0	0.0%

Gabelli Automation ETF

Automation Fund

Premium/Discount	# of Days	% of Days
Fiscal Year Ended December 31, 2022
Premium	118	47.4%
Discount	130	52.2%
At NAV	1	0.4%
Q1 2023
Premium	30	48.4%
Discount	32	51.6%
At NAV	0	0.0%
Q2 2023
Premium	30	48.4%
Discount	30	48.4%
At NAV	2	3.2%
Q3 2023
Premium	38	60.3%
Discount	25	39.7%
At NAV	0	0.0%

Gabelli Commercial Aerospace and Defense Fund
  Aerospace & Defense Fund
Premium/Discount	# of Days	% of Days
January 3, 2023 through September 30, 2023
Premium	106	57.0%
Discount	79	42.5%
At NAV	1	0.5%